Annual Fund Operating Expenses - DWS High Income Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.26%
Total annual fund operating expenses	0.95%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95%
Class T
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.96%
Class C
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	1.74%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.74%
Class R
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.37%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.27%
Class R6
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.69%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.69%
INST Class
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.71%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.71%
Class S
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.76%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%